THE USALLIANZ OPPORTUNITY TM VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                        PREFERRED LIFE VARIABLE ACCOUNT C

                                       AND

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes a flexible purchase payment variable deferred annuity contract issued by Preferred Life Insurance Company of New York (Preferred Life, we, us, our).


The Contract offers a bonus feature during the Accumulation Phase of 6% on each net Purchase Payment we receive. Purchase Payments will be accepted up until the oldest Contract Owner attains age 81. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. Any withdrawals are treated as from Purchase Payments first and then earnings.


Preferred Life deducts a higher mortality and expense risk charge to cover the cost of providing the bonus. The increase is equal, on an annual basis, to 0.50% of the daily net asset value of the contracts invested in the Investment Options. The withdrawal charge is also higher and extends for a longer period of time due to the bonus.

We expect to recoup the cost of the bonus through collection of the higher charges. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by higher mortality and expense risk charges.

If you cancel your Contract during the free look period, we will pay you the Contract Value less the amount of the bonus. If your Contract is an Individual Retirement Annuity we will pay you your initial Purchase Payment.


The annuity  currently  offers the  Investment  Options listed below and a Fixed
Account of Preferred Life. We may add or remove Investment Options in the future. You can select up to 10 Investment Options.


AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCE CAPITAL
USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS

Dreyfus Small Cap Stock Index Fund
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund
USAZ PIMCO Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated September 27, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 40 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.


The Variable Annuity Contracts involve certain risks, and you may lose money. The Contracts:

o   are not bank deposits
o   are not federally insured
o   are not endorsed by any bank or government agency
o   are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: September 27, 2002

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Index of Terms                                           4

Summary                                                  5

Fee Table                                                7

1.The Variable Annuity Contract                         16

     Ownership                                          16
         Contract Owner                                 16
         Joint Owner                                    16
         Annuitant                                      17
         Beneficiary                                    17
         Assignment                                     17

2. Annuity Payments (The Payout Phase)                  17
     Income Date                                        17
     Annuity Payments                                   17
     Annuity Options                                    18

3. Purchase                                             19
     Purchase Payments                                  19
     Bonus                                              19
     Automatic Investment Plan                          20
     Allocation of Purchase Payments                    20
     Tax-Free Section 1035 Exchanges                    20
     Faxed Applications                                 20
     Free Look                                          20
     Accumulation Units                                 21

4. Investment Options                                   21
     Substitution and Limitation on
         Further Investments                            27
     Transfers                                          27
         Telephone Transfers                            28
         Excessive Trading                              28
     Dollar Cost Averaging Program                      28
     Flexible Rebalancing                               29
     Financial Advisers -
         Asset Allocation Programs                      29
     Voting Privileges                                  29

5. Expenses                                             29
     Insurance Charges                                  29
         Mortality and Expense Risk Charge              29
     Contract Maintenance Charge                        30
     Withdrawal Charge                                  30
         Partial Withdrawal Privilege                   31
     Reduction or Elimination of the
         Withdrawal Charge                              31
     Transfer Fee                                       31
     Premium Taxes                                      31
     Income Taxes                                       31
     Investment Option Expenses                         31

6. Taxes                                                32
    Annuity Contracts in General                        32
    Qualified and Non-Qualified Contracts               32
    Multiple Contracts                                  32
    Withdrawals-- Non-Qualified Contracts               32
    Withdrawals-- Qualified Contracts                   33
    Withdrawals-- Tax-Sheltered Annuities               33
    Death Benefits                                      34
    Diversification                                     34

7. Access to Your Money                                 34
    Systematic Withdrawal Program                       35
    Minimum Distribution Program                        35
    Suspension of Payments or Transfers                 35

8. Performance and Illustrations                        35

9. Death Benefit                                        37
    Upon Your Death                                     37
    Death of Annuitant                                  38

10. Other Information                                   38
    Preferred Life                                      38
    The Separate Account                                38
    Distribution                                        39
    Additional Credits for Certain Groups               39
    Administration                                      39
    Financial Statements                                39

Table of Contents of the Statement of
  Additional Information                                40

Privacy Notice                                          41

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                                Page


Accumulation Phase ............................   16

Accumulation Unit .............................   21

Adjusted Contract Value........................   17

Annuitant .....................................   17

Annuity Options ...............................   18

Annuity Payments ..............................   17

Annuity Period.................................   17

Annuity Unit ..................................   21

Beneficiary ...................................   17

Contract ......................................   16

Contract Owner ................................   16

Contract Value.................................   21

Fixed Account .................................   16

Income Date....................................   17

Investment Options.............................   21

Joint Owner....................................   16

Non-Qualified .................................   32

Payout Phase ..................................   16

Purchase Payment...............................   19

Qualified......................................   32

Tax Deferral...................................   32

SUMMARY
--------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity contract offered by Preferred Life provides a means for investing on a tax-deferred basis in the Investment Options and the Preferred Life Fixed Account. The Contract is intended for retirement savings or other long-term investment purposes.

You can purchase the Contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.

The Contract provides a basic death benefit which is the Traditional Death Benefit. Or if you prefer, you can choose the Enhanced Death Benefit.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. Preferred Life does not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan.

ANNUITY PAYMENTS: If you want to receive regular income from your annuity, you can choose an Annuity Option. You may elect to receive your Annuity Payments as: a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options.

PURCHASE: You can buy the Contract with $35,000 or more if you are younger than age 81. You can add additional Purchase Payments of any amount ( $100 minimum if you select our automatic investment plan) any time during the Accumulation Phase until the oldest Contract Owner attains age 81.


BONUS: During the Accumulation Phase, for all Purchase Payments you make prior to age 81, Preferred Life will credit your Contract with a bonus at the time of contribution to the Contract. The bonus credited to your contact is 6% of the Purchase Payment. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn.


Contract charges are deducted from the total value of your Contract. Therefore, when we credit your Contract with a bonus, your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the Free Look period, you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the higher amount (Purchase Payment plus bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may mitigate this risk by allocating to the USAZ Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge).

INVESTMENT OPTIONS: You can put your money in up to 10 of the Investment Options and/or the Preferred Life Fixed Account. The investment returns on the Investment Options are not guaranteed. You can lose money. You can make transfers between Investment Options as permitted.

EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Preferred Life deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the Contract Value is at least $100,000.

Preferred Life deducts a mortality and expense risk charge which varies depending upon whether you select the Traditional Death Benefit or the Enhanced Death Benefit. The charge is equal, on an annual basis, to 1.90% of the average daily value of the Contract invested in an Investment Option if you select the Traditional Death Benefit and 2.10% of the average daily value of the Contract invested in an Investment Option if you select the Enhanced Death Benefit. If you take money out of the Contract, Preferred Life may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 8.5% in the first year and declines to 0% after 9 complete years from the date each Purchase Payment was received.

You can make 12 free transfers each year. After that, Preferred Life deducts a $25 transfer fee for each additional transfer. Preferred Life reserves the right to restrict the number of transfers to 12 transfers per year.

Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2001, these expenses and fees ranged, on an annual basis, from 0.57% to 1.82% of the average daily value of the Investment Option after reimbursement.

We will pay sales commissions to broker-dealers who sell the Contracts. For a discussion of these arrangements, see "Distribution."

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out. Limits on withdrawals may apply to certain Qualified Contracts.

DEATH BENEFIT: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on whether you select the Traditional Death Benefit or the Enhanced Death Benefit.

FREE-LOOK: You can cancel the contract within 10 days after receiving it. Preferred Life will pay you the Contract Value less any bonus credited to your account on the day it receives your request to cancel the Contract. This may be more or less than your original Purchase Payment. If you have purchased the Contract as an individual retirement annuity, Preferred Life will refund the Purchase Payment.

Privacy Policy: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Preferred Life and its affiliated companies is provided in this prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See "Privacy Notice."

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:

                            USAllianz Service Center
                                 300 Berwyn Park
                                  P.O. Box 3031
                              Berwyn, PA 19312-0031
                                 1-800-624-0197

FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Investment Options.

CONTRACT OWNER TRANSACTION FEES

Withdrawal Charge*
(as a percentage of Purchase Payments)

                      NUMBER OF COMPLETE CONTRACT YEARS
                      SINCE RECEIPT OF PURCHASE PAYMENT    CHARGE
                      ---------------------------------    ------
                                     0                      8.5%
                                     1                      8.5%
                                     2                      8.5%
                                     3                      8.0%
                                     4                      7.0%
                                     5                      6.0%
                                     6                      5.0%
                                     7                      4.0%
                                     8                      3.0%
                                     9 years or more        0.0%

Transfer Fee ....................................   First 12 transfers in a Contract year are free. Thereafter, the fee is currently $25. Preferred Life reserves the right to restrict the number of transfers to twelve transfers per year. Dollar Cost
                                                    Averaging transfers and Flexible Rebalancing transfers are not currently counted.

CONTRACT MAINTENANCE CHARGE**....................   $30 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(collected as a percentage of average daily account value in the Investment
 Options)


                                           TRADITIONAL                ENHANCED
                                         DEATH BENEFIT             DEATH BENEFIT

Mortality and Expense Risk Charge***          1.90%                     2.10%


*   You  may  make  partial  withdrawals  of up to a  total  of 10% of  Purchase
    Payments and no withdrawal charge will be assessed. See "Access to Your Money" for additional options. This free withdrawal privilege is non-cumulative, which means that if you do not use your 10% free privilege in a given year, it does not carry over to the next year.

** The charge is waived if the Contract Value is at least $100,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived on all your Contracts.

*** The mortality and expense risk charge during the Payout Phase is charged daily at an annual rate of 1.90% of average daily account value in the Investment Options, regardless of which benefits you selected.

INVESTMENT OPTION ANNUAL EXPENSES net of waivers/reimbursements
--------------------------------------------------------------------------------

(as a percentage of an Investment Option's average daily net assets for the most
recent  fiscal  year.)  See  the  Investment   Option   prospectuses   for  more
information.*



                                                  MANAGEMENT           12B-1               OTHER        TOTAL INVESTMENT
INVESTMENT OPTION                                    FEES              FEES**            EXPENSES        OPTION EXPENSES
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund1                             .75%            .25%                .10%               1.10%
USAZ AIM Blue Chip Fund1                               .80%            .25%                .10%               1.15%
USAZ AIM Dent Demographic Trends Fund1                 .85%            .25%                .10%               1.20%
USAZ AIM International Equity Fund1                    .90%            .25%                .10%               1.25%
USAZ Alliance Capital Growth and Income Fund1          .85%            .25%                 --                1.10%
USAZ Alliance Capital Large Cap Growth Fund1           .85%            .25%                 --                1.10%
USAZ Alliance Capital Technology Fund1                1.00%            .25%                 --                1.25%
Davis VA Financial Portfolio2                          .75%             --                 .25%               1.00%
Davis VA Value Portfolio                               .75%             --                 .12%                .87%
Dreyfus Small Cap Stock Index Fund- Service Shares1    .35%            .25%                 --                 .60%
Dreyfus Stock Index Fund-Service Shares                .25%            .25%                .07%                .57%
Franklin Global Communications Securities Fund
 - Class 23/4                                          .52%            .25%                .03%                .80%
Franklin Growth and Income Securities Fund - Class 23/4.48%            .25%                .03%                .76%
Franklin High Income Fund - Class 23/4                 .57%            .25%                .05%                .87%
Franklin Income Securities Fund - Class 23/4           .49%            .25%                .04%                .78%
Franklin Large Cap Growth Securities Fund - Class 23/4 .75%            .25%                .03%               1.03%
Franklin Real Estate Fund - Class 23/4                 .56%            .25%                .03%                .84%
Franklin Rising Dividends Securities Fund - Class 23/4/5.74%           .25%                .02%               1.01%
Franklin Small Cap Fund - Class 23/5                   .45%            .25%                .31%               1.01%
Franklin Small Cap Value Securities Fund - Class 23/5  .57%            .25%                .20%               1.02%
Franklin U.S. Government Fund - Class 23/4             .51%            .25%                .02%                .78%
Franklin Zero Coupon Fund 2005 - Class 14              .63%             --                 .05%                .68%
Franklin Zero Coupon Fund 2010 - Class 14              .63%             --                 .05%                .68%
Mutual Discovery Securities Fund - Class 23            .80%            .25%                .22%               1.27%
Mutual Shares Securities Fund - Class 23               .60%            .25%                .19%               1.04%
Templeton Developing Markets Securities Fund - Class 231.25%           .25%                .32%               1.82%
Templeton Foreign Securities Fund - Class 23/5         .68%            .25%                .22%               1.15%
Templeton Growth Securities Fund - Class 23/4          .80%            .25%                .05%               1.10%
USAZ Templeton Developed Markets Fund1                 .88%            .25%                .12%               1.25%
Jennison 20/20 Focus Portfolio - Class 21              .75%            .25%                .33%               1.33%
SP Jennison International Growth Portfolio - Class 26  .85%            .25%                .54%               1.64%
SP Strategic Partners Focused Growth Portfolio - Class 26 .90%         .25%                .26%               1.41%
Oppenheimer Global Securities Fund/VA                  .64%             --                 .06%                .70%
Oppenheimer High Income Fund/VA                        .74%             --                 .05%                .79%
Oppenheimer Main Street Growth & Income Fund/VA        .68%             --                 .05%                .73%
USAZ Oppenheimer Emerging Growth Fund1                 .85%            .25%                .15%               1.25%
PIMCO VIT High Yield Portfolio - Admin. Class7         .25%             --                 .50%                .75%
PIMCO VIT StocksPLUS Growth and  Income Portfolio
 - Admin. Class 7                                      .40%             --                 .27%                .67%
PIMCO VIT Total Return Portfolio- Admin. Class 7       .25%             --                 .40%                .65%
USAZ PIMCO Growth and Income Fund1                     .75%            .25%                .10%               1.10%
USAZ PIMCO Renaissance Fund1                           .75%            .25%                .10%               1.10%
USAZ PIMCO Value Fund1                                 .75%            .25%                .10%               1.10%
Seligman Small-Cap Value Portfolio - Class 18         1.00%             --                 .19%               1.19%
USAZ Money Market Fund1                                .35%            .25%                .30%                .90%
USAZ  Van Kampen Aggressive Growth Fund1               .80%            .25%                .20%               1.25%
USAZ Van Kampen Comstock Fund1                         .68%            .25%                .27%               1.20%
USAZ Van Kampen Emerging Growth Fund1                  .75%            .25%              .10%                 1.10%
USAZ Van Kampen Growth and Income Fund1                .68%            .25%                .17%               1.10%
USAZ Van Kampen Growth Fund1                           .75%            .25%                .20%               1.20%

*The fee and expense information regarding the Investment Options was provided by the investment advisers, and Preferred Life has not independently verified such information. Some of the investment options may pay service fees, which vary by Investment Option. Except for the USAZ Funds and the PIMCO VIT Investment Options, neither the Investment Options nor their Advisers are affiliated with Preferred Life.

**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC will receive 12b-1 fees.

1. The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations as of May 1, 2002. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain USAZ Fund expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total Investment Option expenses would be estimated as follows: USAZ Alliance Capital Growth and Income Fund, 3.28%, USAZ Alliance Capital Large Cap Growth Fund, 3.36%, USAZ Alliance Capital Technology Fund, 3.19%, USAZ Templeton Developed Markets Fund, 3.56%, USAZ PIMCO Growth and Income Fund, 3.70%, USAZ PIMCO Renaissance Fund, 2.96%, USAZ PIMCO Value Fund, 3.43%, USAZ Money Market Fund, 1.21%, USAZ Van Kampen Aggressive Growth Fund, 7.59%, USAZ Van Kampen Comstock Fund, 3.01%, USAZ Van Kampen Emerging Growth Fund, 3.81%, USAZ Van Kampen Growth and Income Fund, 2.71%, and the USAZ Van Kampen Growth Fund, 4.46%.

2. Without reimbursement, other expenses and total operating expenses would have been 0.29% and 1.04%, respectively for the Davis VA Financial Portfolio.

3. For the Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

4. The Investment Option administration fee is paid indirectly through the management fee.

5. For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.08%, 0.03% and 0.01%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund. The managers are required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Investment Options invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Options' operating expenses are estimated to be 1.02%, 1.09%, 1.05% and 1.16%, respectively.

6. Without reimbursement, total operating expenses would have been 2.26% and 3.01%, respectively for the SP Jennison International Growth and SP Strategic Partners Focused Growth Portfolios. These reimbursements are voluntary and may be terminated at any time.

7. "Other Expenses" without reduction reflect a 0.35% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' Fees for the PIMCO VIT High Yield Portfolio; a 0.10% administrative fee, a 0.15% service fee and 0.02% interest expense for the PIMCO VIT StocksPLUS Growth and Income Portfolio; and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO VIT Total Return Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%, 0.67% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the StocksPLUS Growth and Income Portfolio.

8. Effective March 1, 2001, J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, that exceed 0.20%. Prior to that date, Seligman reimbursed all expenses, other than management and 12b-1 fees. Without reimbursement, other expenses and total investment option expenses would have been 0.22% and 1.22%, respectively. There is no assurance that Seligman will continue this policy in the future.

EXAMPLES
--------------------------------------------------------------------------------


o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus or any premium tax. These examples assume that the applicable fee waivers and expense reimbursements provided by some of the Investment Options will continue for the periods shown.


o The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o For additional information, see "Expenses."

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you make a full withdrawal at the end of each time period for Contracts with:

                  (a) the Traditional Death Benefit

                  (b) the Enhanced Death Benefit

INVESTMENT OPTION                                1 YEAR            3 YEARS          5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                        (a)$116          (a)$172           (a)$228          (a)$342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                          (a) 117          (a) 174           (a) 231          (a) 346
                                                 (b) 119          (b) 179           (b) 240          (b) 365
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund            (a) 117          (a) 175           (a) 233          (a) 351
                                                 (b) 119          (b) 181           (b) 242          (b) 369
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund               (a) 118          (a) 176           (a) 235          (a) 356
                                                 (b) 120          (b) 182           (b) 244          (b) 374
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund     (a) 116          (a) 172           (a) 228          (a) 342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund      (a) 116          (a) 172           (a) 228          (a) 342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Technology Fund            (a) 118          (a) 176           (a) 235          (a) 356
                                                 (b) 120          (b) 182           (b) 244          (b) 374
---------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                     (a) 115          (a) 170           (a) 224          (b) 332
                                                 (b) 117          (b) 175           (b) 233          (b) 351
---------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                         (a) 114          (a) 166           (a) 218          (a) 320
                                                 (b) 116          (b) 172           (b) 227          (b) 339
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund               (a) 111          (a) 159           (a) 205          (a) 294
                                                 (b) 113          (b) 164           (b) 215          (b) 313
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                         (a) 111          (a) 158           (a) 204          (a) 291
                                                 (b) 113          (b) 163           (b) 213          (b) 310
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund   (a) 113          (a) 164           (a)215           (a) 313
                                                 (b) 115          (b) 170           (b)224           (b) 332
---------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund       (a) 113          (a) 163           (a) 213          (a) 309
                                                 (b) 115          (b) 169           (b) 222          (b) 329
---------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund                        (a) 114          (a) 166           (a)218           (a) 320
                                                 (b) 116          (b) 172           (b)227           (b)339
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  (a) 113          (a) 164           (a)214           (a) 311
                                                 (b) 115          (b) 169           (b)223           (b) 330
---------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund        (a) 116          (a) 170           (a)225           (a) 335
                                                 (b) 118          (b) 176           (b)234           (b) 354
---------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                        (a) 114          (a) 165           (a) 216          (a) 317
                                                 (b) 116          (b) 171           (b) 226          (b) 336
---------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund        (a) 115          (a) 170           (a) 224          (a) 333
                                                 (b) 117          (b) 175           (b) 233          (b) 352
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                          (a) 115          (a) 170           (a) 224          (a) 333
                                                 (b) 117          (b) 175           (b) 233          (b) 352
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund         (a) 116          (a) 170           (a) 225          (a) 334
                                                 (b) 117          (b) 176           (b) 234          (b) 353
---------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                    (a) 113          (a) 164           (a) 214          (a) 311
                                                 (b) 115          (b) 169           (b) 223          (b) 330
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005                   (a) 112          (a) 161           (a) 209          (a) 301
                                                 (b) 114          (b) 166           (b) 218          (b) 321
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010                   (a) 112          (a) 161           (a)209           (a) 301
                                                 (b) 114          (b) 166           (b)218           (b) 321
---------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                 (a) 118          (a) 177           (a) 236          (a) 358
                                                 (b) 120          (b) 182           (b) 245          (b) 376
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    (a) 116          (a) 171           (a) 226          (a) 336
                                                 (b) 118          (b) 176           (b) 235          (b) 355
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     (a) 123          (a) 192           (a) 260          (a) 407
                                                 (b) 125          (b) 197           (b) 269          (b) 424
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                (a) 117          (a) 174           (a) 231          (a) 346
                                                 (b) 119          (b) 179           (b) 240          (b) 365
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 (a) 116          (a) 172           (a) 228          (a) 342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund            (a) 118          (a) 176           (a) 235          (a) 356
                                                 (b) 120          (b) 182           (b) 244          (b) 374
---------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                   (a) 119          (a) 179           (a) 239          (a) 363
                                                 (b) 121          (b) 184           (b) 248          (b) 381
---------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio       (a) 122          (a) 187           (a) 253          (a) 391
                                                 (b) 124          (b) 192           (b) 261          (b) 408
---------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio   (a) 119          (a) 181           (a) 242          (a) 370
                                                 (b) 121          (b) 186           (b) 251          (b) 388
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            (a) 112          (a) 161           (a) 210          (a) 303
                                                 (b) 114          (b) 167           (b) 219          (b) 323
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                  (a) 113          (a) 164           (a) 214          (a) 312
                                                 (b) 115          (b) 169           (b) 223          (b) 331
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA  (a) 113          (a) 162           (a) 211          (a) 306
                                                 (b) 115          (b) 168           (b) 221          (b) 326
---------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund            (a) 118          (a) 176           (a) 235          (a) 356
                                                 (b) 120          (b) 182           (b) 244          (b) 374
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                   (a) 113          (a) 163           (a) 212          (a) 308
                                                 (b) 115          (b) 168           (b) 222          (b) 328
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income Portfolio   (a) 112          (a) 161           (a) 209          (a) 300
                                                 (b) 114          (b) 166           (b) 218          (b) 320
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                 (a) 112          (a) 160           (a) 208          (a) 299
                                                 (b) 114          (b) 166           (b) 217          (b) 318
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund                (a) 116          (a) 172           (a) 228          (a) 342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund                      (a) 116          (a) 172           (a) 228          (a) 342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Value Fund                            (a) 116          (a) 172           (a) 228          (a) 342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio               (a) 117          (a) 175           (a) 232          (a) 350
                                                 (b) 119          (b) 180           (b) 241          (b) 369
---------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                           (a) 114          (a) 167           (a) 219          (a) 323
                                                 (b) 116          (b) 172           (b) 228          (b) 342
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund           (a) 118          (a) 176           (a) 235          (a) 356
                                                 (b) 120          (b) 182           (b) 244          (b) 374
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                    (a) 117          (a) 175           (a) 233          (a) 351
                                                 (b) 119          (b) 181           (b) 242          (b) 369
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund             (a) 116          (a) 172           (a) 228          (a) 342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund           (a) 116          (a) 172           (a) 228          (a) 342
                                                 (b) 118          (b) 178           (b) 237          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                      (a) 117          (a) 175           (a) 233          (a) 351
                                                 (b) 119          (b) 181           (b) 242          (b) 369
---------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you do not make a full withdrawal or if you apply your Contract value to an Annuity Option for Contracts with:

         (a) the Traditional Death Benefit

         (b) the Enhanced Death Benefit

INVESTMENT OPTION                                1 YEAR            3 YEARS          5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                        (a)$31           (a) $96           (a)$163          (a)$342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                          (a) 32           (a)  97           (a) 165          (a) 346
                                                 (b) 34           (b) 103           (b) 175          (b) 365
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund            (a) 32           (a)  99           (a) 168          (a) 351
                                                 (b) 34           (b) 105           (b) 177          (b) 369
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund               (a) 33           (a) 100           (a) 170          (a) 356
                                                 (b) 35           (b) 106           (b) 180          (b) 374
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund     (a) 31           (a)  96           (a) 163          (a) 342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund      (a) 31           (a)  96           (a) 163          (a) 342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Technology Fund            (a) 33           (a) 100           (a) 170          (a) 356
                                                 (b) 35           (b) 106           (b) 180          (b) 374
---------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                     (a) 30           (a)  93           (a) 158          (a) 332
                                                 (b) 32           (b)  99           (b) 168          (b) 351
---------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                         (a) 29           (a)  89           (a) 151          (a) 320
                                                 (b) 31           (b)  95           (b) 161          (b) 339
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund               (a) 26           (a)  81           (a) 138          (a) 294
                                                 (b) 28           (b)  87           (b) 148          (b) 313
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                         (a) 26           (a)  80           (a) 137          (a) 291
                                                 (b) 28           (b)  86           (b) 146          (b) 310
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund   (a) 28           (a)  87           (a) 148          (a) 313
                                                 (b) 30           (b)  93           (b) 158          (b) 332
---------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund       (a) 28           (a)  86           (a) 146          (a) 309
                                                 (b) 30           (b)  92           (b) 156          (b) 329
---------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund                        (a) 29           (a)  89           (a) 151          (a) 320
                                                 (b) 31           (b)  95           (b) 161          (b) 339
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  (a) 28           (a)  86           (a) 147          (a) 311
                                                 (b) 30           (b)  92           (b) 157          (b) 330
---------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund        (a) 31           (a)  94           (a) 159          (a) 335
                                                 (b) 33           (b) 100           (b) 169          (b) 354
---------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                        (a) 29           (a)  88           (a) 150          (a) 317
                                                 (b) 31           (b)  94           (b) 160          (b) 336
---------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund        (a) 30           (a)  93           (a) 158          (a) 333
                                                 (b) 32           (b)  99           (b) 168          (b) 352
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                          (a) 30           (a)  93           (a) 158          (a) 333
                                                 (b) 32           (b)  99           (b) 168          (b) 352
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund         (a) 31           (a)  93           (a) 159          (a) 334
                                                 (b) 32           (b)  99           (b) 168          (b) 353
---------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                    (a) 28           (a)  86           (a) 147          (a) 311
                                                 (b) 30           (b)  92           (b) 157          (b) 330
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005                   (a) 27           (a)  83           (a) 142          (a) 301
                                                 (b) 29           (b)  89           (b) 152          (b) 321
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010                   (a) 27           (a)  83           (a) 142          (a) 301
                                                 (b) 29           (b)  89           (b) 152          (b) 321
---------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                 (a) 33           (a) 101           (a) 171          (a) 358
                                                 (b) 35           (b) 107           (b) 181          (b) 376
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    (a) 31           (a)  94           (a) 160          (a) 336
                                                 (b) 33           (b) 100           (b) 169          (b) 355
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     (a) 38           (a) 117           (a) 197          (a) 407
                                                 (b) 40           (b) 123           (b) 206          (b) 424
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                (a) 32           (a)  97           (a) 165          (a) 346
                                                 (b) 34           (b) 103           (b) 175          (b) 365
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 (a) 31           (a)  96           (a) 163          (a) 342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund            (a) 33           (a) 100           (a) 170          (a) 356
                                                 (b) 35           (b) 106           (b) 180          (b) 374
---------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                   (a) 34           (a) 102           (a) 174          (a) 363
                                                 (b) 36           (b) 108           (b) 183          (b) 381
---------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio       (a) 37           (a) 112           (a) 189          (a) 391
                                                 (b) 39           (b) 117           (b) 198          (b) 408
---------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio   (a) 34           (a) 105           (a) 178          (a) 370
                                                 (b) 36           (b) 111           (b) 187          (b) 388
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            (a) 27           (a)  84           (a) 143          (a) 303
                                                 (b) 29           (b)  90           (b) 153          (b) 323
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                  (a) 28           (a)  87           (a) 147          (a) 312
                                                 (b) 30           (b)  92           (b) 157          (b) 331
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA  (a) 28           (a)  85           (a) 145          (a) 306
                                                 (b) 30           (b)  91           (b) 154          (b) 326
---------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund            (a) 33           (a)  100          (a) 170          (a) 356
                                                 (b) 35           (b)  106          (b) 180          (b) 374
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                   (a) 28           (a)  85           (a) 146          (a) 308
                                                 (b) 30           (b)  91           (b) 155          (b) 328
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income Portfolio   (a) 27           (a)  83           (a) 142          (a) 300
                                                 (b) 29           (b)  89           (b) 151          (b) 320
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                 (a) 27           (a)  82           (a) 141          (a) 299
                                                 (b) 29           (b)  88           (b) 150          (b) 318
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund                (a) 31           (a)  96           (a) 163          (a) 342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund                      (a) 31           (a)  96           (a) 163          (a) 342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Value Fund                            (a) 31           (a)  96           (a) 163          (a) 342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio               (a) 32           (a)  98           (a) 167          (a) 350
                                                 (b) 34           (b) 104           (b) 177          (b) 369
---------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                           (a) 29           (a)  90           (a) 153          (a) 323
                                                 (b) 31           (b)  96           (b) 163          (b) 342
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund           (a) 33           (a) 100           (a) 170          (a) 356
                                                 (b) 35           (b) 106           (b) 180          (b) 374
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                    (a) 32           (a)  99           (a) 168          (a) 351
                                                 (b) 34           (b) 105           (b) 177          (b) 369
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund             (a) 31           (a)  96           (a) 163          (a) 342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund           (a) 31           (a)  96           (a) 163          (a) 342
                                                 (b) 33           (b) 102           (b) 172          (b) 360
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                      (a) 32           (a)  99           (a) 168          (a) 351
                                                 (b) 34           (b) 105           (b) 177          (b) 369
---------------------------------------------------------------------------------------------------------------------------



As of December 31, 2001, no Contracts had been sold. Therefore, Preferred Life has not provided Condensed Financial Information.

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes a flexible purchase payment, tax deferred variable annuity Contract.

o Flexible Purchase Payments means that you may choose to make Purchase Payments at any time during the Accumulation Phase, in whatever amount you choose, subject to certain minimum and maximum requirements.

o A deferred annuity contract means that Annuity Payments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract values and/or the Annuity Payments vary depending on the performance of the underlying Investment Options.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least thirteen months after you buy the Contract. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include the Investment Options and the Fixed Account of Preferred Life. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than the Fixed Account. However, this is not guaranteed.

The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of the Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future- please contact Preferred Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

Preferred Life will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time subject to our underwriting rules then in effect. Any change will become effective as of the date the request is signed. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated. Joint Owners can also be changed under the same conditions as described for a Contract Owner.

ANNUITANT. The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant (subject to our underwriting rules then in effect). You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). For a Qualified Contract there may be a requirement that the Owner and the Annuitant are the same person.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, your death benefit will be paid to your estate.

ASSIGNMENT. You can transfer ownership of (assign) the Contract at any time during your lifetime. Preferred Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event. If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

You can annuitize your Contract and receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month. The earliest Income Date you can select is 13 months after the issue date. Your Income Date must not be later than the first day of the calendar month following the Annuitant's 90th birthday, or the maximum date permitted under applicable law. The period of time beginning on the Income Date during which Annuity Payments are made is the Annuity Period.

ANNUITY PAYMENTS

On the Income Date, the amount available for Annuity Payments is based on the Adjusted Contract Value and will be applied under the Annuity Option you have selected. The Adjusted Contract Value is equal to the Contract Value at the time of annuitization less any applicable Premium Tax.

You may elect to receive your Annuity Payments as:

o a variable payout,

o a fixed payout, or

o a combination of both.

Under Option 6, the amount available for Annuity Payments is the Adjusted Contract Value and is only available as a fixed payout.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. Your Annuity Payment must be at least $20. We will not allow amounts less than $2,000 to be applied under any Annuity Option. After the Income Date, you will not be able to make a transfer from a Fixed Annuity Option to a Variable Annuity Option (but can do the reverse). Guaranteed fixed annuity payments are based on an interest rate of 2.5% per year and, where applicable, the 1983(a) Individual Annuity Mortality Table with mortality improvement projected 30 years using Mortality Projection Scale G.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon three factors:

1) the amount available and the Annuity Option based on the investment performance in the Investment Option(s) on the Income Date,

2) the assumed investment return used in the annuity table for the Contract, and

3)   the performance of the Investment Option(s) you selected.

You can choose a 3% or 4.5% assumed investment return (AIR). Using a higher AIR results in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance exceeds the AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described below or any other payment option that you and Preferred Life agree to. You may, at any time before the Income Date, select and/or change the Annuity Option with at least 30 days notice to us. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, Option 2, which provides a life annuity with 5 years of monthly payments guaranteed, will be automatically applied. Upon the death of the Contract Owner, if different from the Annuitant, the Beneficiary will receive the annuity payments.

OPTION 1. LIFE ANNUITY. We will make monthly Annuity Payments during the life of the Annuitant and ceasing with the last Annuity Payment due prior to the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the life of the Annuitant with a guarantee that if at the Annuitant's death there have been fewer than 60, 120, 180, or 240 monthly Annuity Payments made as selected, monthly Annuity Payments will continue for the remainder of the guaranteed period. Alternatively, the Contract Owner may elect to receive a lump-sum payment equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date proof of the Annuitant's death is received at the Service Center, commuted at an appropriate rate as defined below. Proof of the Annuitant's death and return of the Contract are required prior to the payment of any commuted values. For a fixed Annuity Option, the commutation rate will be the Statutory Calendar Year Interest Rate based on the New York's Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. For a variable Annuity Option, the commutation rate will be the Assumed Investment Return.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the Joint Annuitant. Upon the death of the Annuitant, if the Joint Annuitant is then living, Annuity Payments will continue to be paid during the remaining lifetime of the Joint Annuitant at a level of 100%, 75% or 50% of the previous level, as selected. Monthly Annuity Payments cease with the final Annuity Payment due prior to the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the Joint Annuitant. Monthly Annuity Payments will continue to be paid during the remaining lifetime of the Joint Annuitant at 100% of the previous level. The Company guarantees that if at the last death of the Annuitant and the Joint Annuitant, there have been fewer than 60, 120, 180, or 240 monthly Annuity Payments made as selected, monthly Annuity Payments will continue to be made for the remainder of the guaranteed period. Alternatively, the Contract Owner may elect to receive a lump-sum payment equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date proof of the Annuitant's and Joint Annuitant's death is received at the Service Center, commuted at an appropriate rate as defined below. Proof of death of the Annuitant and Joint Annuitant and return of the Contract are required prior to the payment of any commuted values. For a fixed Annuity Option, the commutation rate will be the Statutory Calendar Year Interest Rate based on the New York's Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. For a variable Annuity Option, the commutation rate will be the Assumed Investment Return.

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant ceasing with the last Annuity Payment due prior to the Annuitant's death with a guarantee that after the Annuitant's death, you may receive a refund. For a Fixed Annuity the amount of the refund will be any excess of the amount available for Annuity Payments applied under this Option over the sum of all Annuity Payments made under this Option. For a Variable Annuity the amount of the refund will depend on the current Sub-Account allocation and will be the sum of Refund Amounts attributable to each Investment Option. The Refund Amount for a given Investment Option is calculated using the following formula:

(1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]}

where:
     (1) = Annuity Unit value of that given Investment Option when claim proofs are received.
     (2)  =  The  amount   available  for  Annuity   Payments  at  the  time  of
          annuitization.
     (3) = Allocation percentage in that given Investment Option (in decimal form) when claim proofs are received.
     (4) = Current number of Annuity Units used in determining each Annuity Payment attributable to that given Investment Option.
     (5)  = Dollar value of first Annuity Payment.
     (6)  = Number of Annuity Payments made since annuitization.

This calculation will be based upon the allocation of Annuity Units actually in-force at the time claim proofs are received at the Service Center. There will be no refund paid if the total refund determined using the above calculations is less than or equal to zero.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY (FIXED PAYOUT ONLY). Monthly fixed Annuity Payments are paid for a specified period of time. The Specified Period Certain is elected by the Contract Owner and must be specified as a whole number of years from 10 to 30. If at the time of the last death of the Annuitant and any Joint Annuitant, the Annuity Payments actually made have been for less than the Specified Period Certain, then Annuity Payments will be continued thereafter to the Contract Owner for the remainder of the Specified Period Certain. This option is available on a fixed basis only.


3.PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:

o   the minimum initial payment Preferred Life will accept is $35,000.

o the maximum cumulative amount Preferred Life will accept without its prior approval is $1 million (including amounts already invested in other Preferred Life variable annuities).

o you can make additional Purchase Payments of any amount ( $100 minimum if you have selected the Automatic Investment Plan) any time during the Accumulation Phase until the oldest Contract Owner attains age 81.

At the time you buy the Contract, neither you nor the Annuitant can be older than 80 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

BONUS


During the Accumulation Phase, Preferred Life will credit each net Purchase Payment you make prior to your and any Joint Owner's 81st birthday with a bonus of 6% at the time it is made. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn.


The bonus will be credited to your Contract subject to the following terms:

1) All bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of income taxation and the withdrawal charge.

2) All gains and losses attributable to bonus amounts and the bonus are part of the Contract Value.

All bonus amounts are paid from the general account assets of Preferred Life.

Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the Free Look period you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the higher amount (Purchase Payment plus bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may mitigate this risk by allocating to the USAZ Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge).

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified
Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Fixed Account and/or one or more of the Investment Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional amounts. If you do not instruct us, we will allocate them in the same way as your most recent instructions to us. The bonus will be allocated the same way as the corresponding Purchase Payment. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

Preferred Life reserves the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in up to 10 Investment Options. We may change this in the future. However, we will always allow you to invest in at least 10 Investment Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the contract described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

Preferred Life will accept Contract applications delivered in writing, as well as via facsimile. A manually signed faxed application will be treated as an application delivered in writing. We do not currently accept applications delivered via e-mail or web site, or other electronic communications.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. When you cancel the Contract within this time period, Preferred Life will not assess a withdrawal charge. You will receive back whatever your Contract is worth on the day we receive your request less any bonus. You will receive any gains or losses associated with the bonus. If you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the charges of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract, we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Investment Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

o dividing the value of an Investment Option at the end of the current period by the value of Investment Option for the previous period; and

o multiplying it by one minus the amount of the mortality and expense risk charge for the period and any charges for taxes.

The value of an Accumulation Unit may go up or down from business day to business day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus amount allocated to an Investment Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment and bonus amount allocated to an Investment Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you and assume the bonus rate is 6%. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $13.25. We then divide $3,180 ($3,000 Purchase Payment plus $180 bonus amount) by $13.25 and credit your Contract on Wednesday night with 240.00 Accumulation Units.


4.Investment Options
--------------------------------------------------------------------------------


The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. The Contract also offers a Fixed Account of Preferred Life. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options.

YOU SHOULD READ THE INVESTMENT OPTION PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call your Financial Adviser or USAllianz at 1-800-542-5427. Copies of the Investment Option prospectuses will be sent to you with your Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares offered by this Contract are listed in the "Investment Option Annual Expenses Net of Waivers/Reimbursements" table in the prospectus. For more information about share classes, see the Investment Option Prospectuses.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These Contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option:

                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                      ASSET CATEGORIES
                                             -----------------------------------

Investment Management      Investment         SB  S  CE  IT  HB  IE   L  L  S  M    Objective(s)          Primary Investments
Company                    Option             ho  p  aq  ne  io  nq   a  a  m  i
----------------------                        on  e  su  tr  gn  tu   r  r  a  d
                                              rd  c  hi  em  hd  ei   g  g  l
   Adviser/Sub-Adviser                        ts  i   v  r    s  rt   e  e  l  C
                                              -   a   a  mB  Y   ny            a
                                              T   l   l  eo  i   a    V  G  C  p
                                              e   t   e  dn  e   t    a  r  a
                                              r   y   n  id  l   i    l  o  p
                                              m       t  as  d   o    u  w
                                                         t       n    e  t
                                                         e       a       h
                                                                 l
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
AIM                     USAZ AIM Basic Value                         X            Long-term growth of   At least 65% of total assets
o  managed by           Fund                                                      capital               in equity securities of U.S.
   USAllianz Advisers,                                                                                  issuers that have market
   LLC/ A I M Advisors,                                                                                 capitalizations of greater
   Inc.                                                                                                 than $500 million and that
                                                                                                        the portfolio managers
                                                                                                        believe to be undervalued
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Blue Chip                           X            Long-term growth of   At least 65% of total assets
                        Fund                                                      capital with a        in the common stocks of blue
                                                                                  secondary objective   chip companies
                                                                                  of current income
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------


                        USAZ AIM Dent                                   X         Long-term growth of   Investment in securities of
                        Demographic Trends                                        capital               companies that are likely to
                        Fund                                                                            benefit from changing
                                                                                                        demographic, economic and
                                                                                                        lifestyle trends. May invest
                                                                                                        up to 25% of total assets in
                                                                                                        foreign securities of which
                                                                                                        no more than 15% of its
                                                                                                        total assets may be invested
                                                                                                        in securities of companies
                                                                                                        domiciled in developing
                                                                                                        countries.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM                                  X               Long-term growth of   At least 70% of net assets
                        International Equity                                      capital               in marketable equity
                        Fund                                                                            securities of foreign
                                                                                                        companies that are listed on
                                                                                                        a recognized foreign
                                                                                                        securities exchange or
                                                                                                        traded in a foreign
                                                                                                        over-the-counter market

----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
ALLIANCE CAPITAL        USAZ Alliance Capital                        X            Income and long-term  At least 65% in dividend
o  managed by USAllianz Growth and Income                                         growth of capital     paying stocks of large
   Advisers, LLC/       Fund                                                                            well-established "blue
   Alliance Capital                                                                                     chip" companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance  Capital                          X         Long-term growth of   At least 80% of net assets
                        Large Cap Growth Fund                                     capital               in equity securities of U.S.
                                                                                                        companies judged by adviser
                                                                                                        likely to achieve superior
                                                                                                        earnings growth.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance Capital     X                               Superior long-term    At least 80% of assets in
                        Technology Fund                                           growth of capital     securities of companies
                                                                                                        involved with innovative
                                                                                                        technologies
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DAVIS                   Davis VA Financial        X                               Growth of capital     At least 65% in common stock
o  managed by Davis     Portfolio                                                                       of companies "principally
   Advisors                                                                                             engaged" in financial
                                                                                                        services
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Davis VA  Value                              X            Growth of capital     Common stock of U.S.
                        Portfolio                                                                       companies with market
                                                                                                        capitalizations of at
                                                                                                        least $5 billion, which
                                                                                                        adviser believes are of
                                                                                                        high quality and whose
                                                                                                        shares are selling at
                                                                                                        attractive prices, stocks
                                                                                                        are selected with the
                                                                                                        intention of holding them
                                                                                                        for the long term
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DREYFUS                 Dreyfus Small Cap                                  X      Match performance     Invests in a representative
o  managed by The       Stock Index Fund                                          of the Standard &     sample of stocks included in
   Dreyfus Corporation                                                            Poor's Small Cap      the S&P Small Cap 600 Index,
                                                                                  600 Index             and in futures whose
                                                                                                        performance is related to
                                                                                                        the index, rather than
                                                                                                        attempt to replicate the
                                                                                                        index
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Dreyfus Stock Index                             X         Match total return    Invests in all 500 stocks in
                        Fund                                                      of the S&P 500        the S&P 500 in proportion to
                                                                                  Composite Stock       their weighting in the index
                                                                                  Price Index
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
FRANKLIN TEMPLETON      Franklin Global           X                               Capital               At least 80% of net assets
o  managed by           Communications                                            appreciation and      in investments of
   Franklin             Securities Fund                                           current income        communications companies
   Advisers, Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Growth and                          X            Capital               At least 65% of total assets
                        Income Securities Fund                                    appreciation, with    in broadly diversified
                                                                                  current income as a   portfolio of equity
                                                                                  secondary goal        securities the adviser
                                                                                                        considers financially
                                                                                                        strong, but undervalued by
                                                                                                        the market
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin High Income                  X                   High level of         At least 65% of total assets
                        Fund                                                      current income;       in debt securities offering
                                                                                  secondary goal is     high yield and expected
                                                                                  capital appreciation  total return
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Income                       X                   Maximize income       Investment in debt and
                        Securities Fund                                           while maintaining     equity securities, including
                                                                                  prospects for         high yield, lower-rated
                                                                                  capital appreciation  bonds
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Large Cap                              X         Capital appreciation  At least 80% of net assets
                        Growth Securities Fund                                                          in investments of large
                                                                                                        capitalization companies.
                                                                                                        For this Fund, large
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values within
                                                                                                        the top 50% of market
                                                                                                        capitalization values in the
                                                                                                        Russell 1000 Index at the
                                                                                                        time of purchase
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Real Estate      X                               Capital               At least 80% of net assets
                        Fund                                                      appreciation;         in investment of companies
                                                                                  secondary emphasis    operating in the real estate
                                                                                  on current income     sector
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Rising                                        X  Long-term capital     At least 80% of net assets
   Advisory             Dividends Securities                                      appreciation; while   in investments of companies
   Services, LLC        Fund                                                      not a goal, capital   that have paid rising
                                                                                  preservation is a     dividends
                                                                                  secondary
                                                                                  consideration
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Franklin Small Cap                                 X      Long-term capital     At least 80% of net assets
   Franklin             Fund                                                      growth                in investments of small
   Advisers, Inc.                                                                                       capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding (i) $1.5 billion;
                                                                                                        or (ii) the highest market
                                                                                                        capitalization values in the
                                                                                                        Russell 2000 Index;
                                                                                                        whichever is greater at the
                                                                                                        time of purchase
----------------------  --------------------  --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Small Cap                                 X      Long term total       At least 80% of net assets
   Advisory             Value Securities Fund                                     return                in investments of small
   Services, LLC                                                                                        capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding $2.5 billion in
                                                                                                        assets. The Fund invests in
                                                                                                        equity securities of
                                                                                                        companies the adviser
                                                                                                        believes are undervalued
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin U.S.          X                                  Income                At least 80% of its net
       Advisers, Inc.   Government Fund                                                                 assets in U.S. government
                                                                                                        securities. The Fund
                                                                                                        currently invests primarily
                                                                                                        in fixed and variable rate
                                                                                                        mortgage-backed securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2005                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2010                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Mutual Discovery                          X               Capital appreciation  At least 65% of total assets
   Mutual               Securities Fund                                                                 in equity securities of
   Advisers, LLC                                                                                        companies of any nation the
                                                                                                        adviser believes are
                                                                                                        available at market prices
                                                                                                        less than their value, based
                                                                                                        on certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Mutual Shares                                          X  Capital               At least 65% of total assets
                        Securities Fund                                           appreciation, with    in equity securities of
                                                                                  income as a           companies the adviser
                                                                                  secondary goal        believes are available at
                                                                                                        market prices less than
                                                                                                        their value, based on
                                                                                                        certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Developing      X                               Long-term capital     At least 80% of net assets
   Templeton  Asset     Markets Securities                                        appreciation          in emerging market
   Management, Ltd.     Fund                                                                            investments, typically
                                                                                                        located in the Asia-Pacific
                                                                                                        region, Eastern Europe,
                                                                                                        Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Templeton  Templeton Foreign                        X               Long-term capital     At least 80% of net asets in
   Investment            Securities Fund                                          growth                investments of issuers
   Counsel, LLC                                                                                         outside the U.S., including
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Growth                          X               Long-term capital     At least 65% of total assets
   Templeton            Securities Fund                                           growth                in the equity securities of
   Global  Advisors                                                                                     companies located anywhere
   Limited                                                                                              in the world, including
                                                                                                        those in the U.S. and
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Templeton                            X               Long-term capital     At least 80% of net assets
   USAllianz            Developed Markets Fund                                    appreciation          in equity securities of
   Advisers, LLC/                                                                                       companies located in any
   Templeton                                                                                            developed country outside
   Investment                                                                                           the U.S., with particular
   Counsel, LLC                                                                                         areas of interest in Western
                                                                                                        Europe, Australia, Canada
                                                                                                        New Zealand, Hong Kong,
                                                                                                        Japan, Bermuda and Singapore
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
JENNISON                Jennison 20/20 Focus                            X         Long-term growth of   Invests in up to 20 value
o  managed by           Portfolio                                                 capital               stocks and 20 growth stocks
   Prudential                                                                                           of mid-to-large size U.S.
   Investments Fund                                                                                     companies
   Management
   LLC/Jennison
   Associates, LLC
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Jennison                               X               Long-term growth of   Equity-related securities of
                        International Growth                                      capital               foreign issuers
                        Portfolio
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Strategic Partners                           X         Long-term growth of   At least 65% of total assets
                        Focused Growth                                            capital               in equity-related securities
                        Portfolio                                                                       of U.S. companies that the
                                                                                                        adviser believes to have
                                                                                                        strong capital appreciation
                                                                                                        potential
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
OPPENHEIMER             Oppenheimer Global                       X                Long-term capital     Securities - mainly common
o  managed by           Securities Fund/VA                                        appreciation          stocks, but also other
   Oppenheimer Funds,                                                                                   equity securities including
   Inc.                                                                                                 preferred stocks and
                                                                                                        securities convertible
                                                                                                        into common stock-of
                                                                                                        foreign issuers,
                                                                                                        "growth-type" companies,
                                                                                                        cyclical industries and
                                                                                                        special situations the
                                                                                                        adviser believes offer
                                                                                                        appreciation possibilities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------

                        Oppenheimer High                     X                    High level of         High-yield fixed-income
                        Income Fund/VA                                            current income        securities of domestic and
                                                                                                        foreign issuers
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer Main                            X             High total return     Common stocks of U.S.
                        Street Growth &                                           (which includes       companies; other equity
                        Income Fund/VA                                            growth in the value   securities -- such as
                                                                                  of its shares as      preferred stocks and
                                                                                  well as current       securities convertible into
                                                                                  income)               common stocks; debt
                                                                                                        securities

----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Oppenheimer                                   X      Capital appreciation  Invests in companies that
   USAllianz Advisers,  Emerging Growth Fund                                                            have the potential to become
   LLC/Oppenheimer                                                                                      leaders in new emerging
   Funds, Inc.                                                                                          markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
PIMCO                   PIMCO VIT High Yield                  X                   Maximum total         At least 80% of assets in
o  managed by Pacific   Portfolio                                                 return, consistent    high-yield securities ("junk
   Investment                                                                     with preservation     bonds") rated below
   Management Company                                                             of capital and        investment grade, but at
   LLC                                                                            prudent investment    least "B" by Moody's or S&P
                                                                                  management
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT StocksPLUS                            X         Total return          Substantially in S&P 500
                        Growth and Income                                         exceeding that of     derivatives, backed by a
                        Portfolio                                                 the S&P 500           portfolio of fixed income
                                                                                                        instruments
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT Total                   X                       Maximum total         At least 65% of assets in
                        Return Portfolio                                          return, consistent    fixed income instruments of
                                                                                  with preservation     varying maturities
                                                                                  of capital and
                                                                                  prudent investment
                                                                                  management
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ PIMCO Growth &                          X            Long-term growth of   At least 65% of its total
   USAllianz Advisers,  Income Fund                                               capital ; secondary   assets in common stocks of
   LLC/ Allianz                                                                   emphasis on income    companies with market
   Dresdner Asset                                                                                       capitalizations of more than
   Management of                                                                                        $1 billion at the time of
   America L.P.                                                                                         investment
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO                                             X  Long-term growth of   At least 65% of total assets
                        Renaissance Fund                                          capital and income    in common stocks of
                                                                                                        companies with below-average
                                                                                                        valuations whose business
                                                                                                        fundamentals are expected to
                                                                                                        improve
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO Value Fund                        X            Long-term growth of   At least 65% of its total
                                                                                  capital and income    assets in common stocks of
                                                                                                        companies with market
                                                                                                        capitalizations of more than
                                                                                                        $5 billion at the time of
                                                                                                        investment
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------

SELIGMAN                Seligman Small-Cap                                 X      Long-term capital     At least 80% of net assets
o  managed by J. & W.   Value Portfolio                                           appreciation          in common stocks of "value"
   Seligman & Co.                                                                                       companies with small market
   Incorporated                                                                                         capitalization (up to $2
                                                                                                        billion) at the time of
                                                                                                        purchase by the portfolio
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
USAZ                    USAZ Money Market Fund        X                           Current income        At least 80% of total assets
o  managed by USAllianz                                                           consistent with       in portfolio of high
   Advisers, LLC/                                                                  stability of         quality, money market
   Allianz of America,                                                             principal            investments
   Inc.
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
VAN KAMPEN              USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
o  managed by USAllianz Aggressive Growth Fund                                                          in common stocks and other
   Advisers, LLC/Van                                                                                    equity securities the
   Kampen Investment                                                                                    adviser believes have an
   Advisory Corp.                                                                                       above-average potential for
                                                                                                        capital growth
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                              X            Capital growth and    Invests primarily
   Advisers, LLC/Van    Comstock Fund                                             income                in common stocks
   Kampen Asset
   Management Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                                 X         Capital               Invests primarily
                        Emerging Growth Fund                                      appreciation          in portfolios of common
                                                                                                        stocks of emerging growth
                                                                                                        companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                              X            Income and            Invests primarily
                        Growth and Income Fund                                    long-term growth of   in income-producing
                                                                                  capital               equity securities, including
                                                                                                        common stocks and
                                                                                                        convertible securities; also
                                                                                                        in non-convertible preferred
                                                                                                        stocks and debt securities
                                                                                                        rated "investment grade"
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                                        X  Capital growth        Invests primarily
   Advisers, LLC/Van    Growth Fund                                                                     in common stocks and other
   Kampen Investment                                                                                    equity securities of growth
   Advisory Corp.                                                                                       companies; also in preferred
                                                                                                        stocks and securities
                                                                                                        convertible into common
                                                                                                        stocks or other equity
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Preferred Life may enter into certain arrangements under which it, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, we or our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The Investment Options which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS

You can transfer money among the Investment Options. Transfers may be subject to a transfer fee. This fee is currently $25 for each transfer in excess of 12 in a contract year. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the investment adviser's or Preferred Life's judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies. Excess trading activity can disrupt fund management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Option, regardless of their activity. There is no minimum required transfer amount.

The following applies to any transfer:

1. We may choose not to allow you to make transfers during the free look period.

2.   Your request for a transfer must clearly state:

     o which Investment Option(s) and/or the Fixed Account is involved in the transfer; and

     o    how much the transfer is for.

3. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

4. After the Income Date, during the Annuity Period, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

5. After the Income Date, during the Annuity Period, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

6. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include, but is not limited to:

     o    the requirement of a minimum time period between each transfer;

     o not accepting a transfer request from an agent acting under telephone authorization on behalf of more than one Contract Owner; or

     o limiting the dollar amount that may be transferred between the Investment Options by a Contract Owner at any one time.

If a transfer request is rejected, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly. If the transfer is rejected, we will send you a written notification within 5 business days.

TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to the USAllianz Service Center.

EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract Owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all Contract holders and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option or the Fixed Account to other Investment Options. The Investment Option(s) you transfer from may not be the Investment Option(s) you transfer to in this program. You cannot dollar cost average to the Fixed Account. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

Generally, the Dollar Cost Averaging Program requires a minimum transfer of $500 per month for at least three months (or $1,500 per quarter). You must have a $1,500 minimum allocation to participate in the program.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect this program by properly completing the Dollar Cost Averaging form provided by Preferred Life. Your participation in the program will end when any of the following occurs:

o   the number of desired transfers has been made;

o you do not have enough money in the Investment Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

o you request to terminate the program (your request must be received at the Service Center by the first of the month to terminate that month); or

o   the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee, and you will not be charged additional fees for participating in this program. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.

FLEXIBLE REBALANCING

You may choose to have us rebalance you account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account is not part of Flexible Rebalancing. You can direct us to readjust your Contract Value on a quarterly, semi-annual or annual basis to return to your original Investment Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee, and you will not be charged additional fees for participation in this program. We reserve the right to discontinue or modify the Flexible Rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month. You may participate in Dollar Cost Averaging and Flexible Rebalancing at the same time.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

Preferred Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Preferred Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase. Preferred Life does not set the amount of the fees charged or receive any portion of the fees from the adviser. Preferred Life does not review or approve the actions of any adviser, and does not assume any responsibility for these actions.

Preferred Life will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

5.EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge consists of:

MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on whether you select the Traditional Death Benefit or the Enhanced Death Benefit.

o Traditional Death Benefit. The charge is equal, on an annual basis, to 1.90% of the average daily value of the Contract invested in an Investment Option.

o Enhanced Death Benefit. The charge is equal, on an annual basis, to 2.10% of the average daily value of the Contract invested in an Investment Option.

This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

If the mortality and expense risk charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Preferred Life deducts a higher mortality and expense risk charge to cover the cost of providing the bonus. The increase is equal, on an annual basis to 0.50% of the daily net asset value of the contracts invested in the Investment Options. The withdrawal charge is also higher and extends for a longer period of time due to the bonus.

We expect to recoup the cost of the bonus through collection of the higher charges. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time the amount of the bonus may be offset by higher charges.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Preferred Life deducts $30 from the Contract Value as a contract maintenance charge. The charge is assessed on the last day of each Contract year. The charge is deducted pro rata from the Investment Options and the Fixed Account in which you are invested. The charge is for administrative expenses.

If you make a full withdrawal from your Contract other than on a Contract anniversary, Preferred Life will deduct the contract maintenance charge. During the Payout Phase the charge will be collected monthly out of each Annuity Payment.

However, if your Contract Value is at least $100,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Preferred Life will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if your Adjusted Contract Value at the Income Date is $100,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

WITHDRAWAL CHARGE

Withdrawals may be subject to a withdrawal charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. It is calculated as a percent of the Purchase Payment being withdrawn. The charge is:


                         NUMBER OF COMPLETE CONTRACT
                             YEARS SINCE RECEIPT
                              OF PURCHASE PAYMENT          CHARGE
----------------------------------------------------------
                                      0                     8.5%
                                      1                     8.5%
                                      2                     8.5%
                                      3                     8.0%
                                      4                     7.0%
                                      5                     6.0%
                                      6                     5.0%
                                      7                     4.0%
                                      8                     3.0%
                               9 years or more              0.0%

For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the requested withdrawal amount. Example: Assume you requested a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $70.00 for a total withdrawal amount of $1,070.00

However, after Preferred Life has had a Purchase Payment for 9 full years, there is no charge when you withdraw that Purchase Payment. The charge is calculated at the time of each withdrawal. For purposes of the withdrawal charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first and from all Purchase Payments and finally from earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. Preferred Life does not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. The withdrawal charge compensates Preferred Life for expenses associated with selling the Contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

PARTIAL WITHDRAWAL PRIVILEGE. Each Contract year, you can make multiple withdrawals of any type up to 10% of Purchase Payments (less any previous withdrawals taken in the current Contract year which were not subject to a withdrawal charge) and no withdrawal charge will be deducted from this amount. If you make a withdrawal of more than the amount described above, the excess amount will be subject to the withdrawal charge. If you take a full withdrawal, 10% is taken without withdrawal charge (less any previous withdrawals taken in the current Contract year which were not subject to a withdrawal charge). This free withdrawal privilege is non-cumulative, which means that if you do not use your 10% free privilege in a given year, it does not carry over to the next year.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. See "Access to Your Money," for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. Preferred Life may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Also, Preferred Life may reduce or not deduct a withdrawal charge when a Contract is sold by an agent of Preferred Life to any members of his or her immediate family and the commission is waived. Our prior approval is required for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can currently make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 for each additional transfer. Preferred Life reserves the right to restrict the number of transfers to twelve transfers per year. The transfer fee will be deducted from the account (Investment Option(s) or Fixed Account) from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not currently count toward the limitation on transfers in determining the transfer fee.

PREMIUM TAXES

Premium taxes are not generally applicable to your contract since they are not currently assessed in the state of New York. However, Preferred Life reserves the right to make a deduction from the value of the Contract if the State of New York enacts legislation requiring premium tax payments or if the Contract Owner lives in a state where premium tax is applicable.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the prospectuses for the Investment Options.


6.TAXES
--------------------------------------------------------------------------------

NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal from a Non-Qualified Contract you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment from a Non-Qualified Contract will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.


QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities including Roth IRAs (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. Qualified Contracts are subject to special tax rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions and transactions in connection with the Qualified Contracts do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity Contract in any calendar year period.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are included in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)   paid on or after the taxpayer reaches age 59 1/2;

2)   paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5)   paid under an immediate annuity; or

6)   which come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)   paid on or after you reach age 59 1/2;

2)   paid after you die;

3)   paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)   paid for certain allowable medical expenses (as defined in the Code);

7)   paid pursuant to a qualified domestic relations order;

8)   paid on account of an IRS levy upon the Qualified Contract;

9)   paid from an IRA for medical insurance (as defined in the Code);

10)  paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made pursuant to a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1)  reaches age 59 1/2;

2)  leaves his/her job;

3)  dies;

4)  becomes disabled (as that term is defined in the Code); or

5) in the case of hardship.However, in the case of hardship, the Contract Owner can only withdrawal the Purchase Payments and not any earnings.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of the death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If an enhanced death benefit is selected for a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRA's) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of Purchase Payments or account value. The Contract offers death benefits which may exceed the greater of Purchase Payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs), resulting in the individual taxation of amounts held in the Contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Preferred Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life, would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

7.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:

o by making a partial or full withdrawal;

o by receiving Annuity Payments; or

o when a death benefit is paid to your Beneficiary.

In general, withdrawals can only be made during the Accumulation Phase.

When you make a full withdrawal you will receive the Contract Value on the day the withdrawal request is received at the USAllianz Service Center:

o less any applicable withdrawal charge,

o less any premium tax, and

o less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct Preferred Life otherwise, any partial withdrawal will be made pro-rata from all the Investment Options and the Fixed Account you selected.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits on withdrawals from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a program which provides automatic monthly or quarterly payments to you. The Systematic Withdrawal Program is subject to the Partial Withdrawal Privilege which means that the total systematic withdrawals which you can make each year without Preferred Life deducting a withdrawal charge is limited to 10% of your Purchase Payments for that year. This is determined on the last business day prior to the day your request is received. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day. You will not be charged additional fees for participating in this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Qualified Contract and you are age 70 1/2 or older, you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. Such withdrawals will not be subject to a withdrawal charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made annually. If you have elected the Minimum Distribution Program, any additional withdrawals in a Contract year which exceed 10% of Purchase Payments when combined with Minimum Distribution withdrawals will be subject to any applicable withdrawal charge.

You cannot participate in the Systematic Withdrawal Program and the Minimum Distribution Program at the same time.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Preferred Life cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

8.PERFORMANCE and Illustrations
--------------------------------------------------------------------------------

Preferred Life periodically advertises performance of the divisions of the Separate Account (also known as sub-accounts). Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk charges and the Investment Option expenses. It does not reflect the deduction of any applicable withdrawal charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the mortality and expense risk charges, contract maintenance charge, withdrawal charges and the expenses of the Investment Options. Bonus amounts may be reflected in certain performance presentations. Any presentation that contains a bonus will also incorporate any applicable withdrawal charge.

Preferred  Life  may  also  advertise   cumulative  total  return   information.
Cumulative total return is determined the same way except that the results are not annualized.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values,
Preferred Life has prepared performance information which can be found in the SAI. This performance information may date from the inception date of the Investment Options, which generally will pre-date the initial offering date of the Contracts. Performance has been adjusted to reflect certain contract expenses.

Performance information for the Investment Options without Contract charges and expenses may also be advertised; see the Investment Option prospectuses for more information.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised is based on historical data. It does not guarantee future results of the Investment Options.

Preferred Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "pay-in", or accumulation phase, or the "pay-out", or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's 500 Composite Price Index or other recognized investment benchmark to show how values may vary. "Pay-in" and "pay-out" illustration may have various features as follows:

o Pay-in illustrations assume an initial lump sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Pay-in illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Pay-in illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum Purchase Payments into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period. Pay-in illustrations will reflect the bonus.

o Pay-out illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization or a combination of fixed and variable annuitization. A variable pay-out illustration would be based upon a combination of adjusted historical performance or on the historical returns of an investment benchmark, an assumed investment return (AIR), and the annuitant's age whereas a fixed pay-out illustration would be based upon the annuitant's age, the pay-out option selected, and the pay-out factor rates currently in effect on the date of the illustration. Variable pay-out illustrations may also show the portion of each pay-out that is subject to income tax and the portion that is non-taxable. In addition to variable and fixed pay-out illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected and mortality and expense risk charges. Contract maintenance charges may or may not be deducted. For assumed rate or investment benchmark pay-in illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges will vary, depending upon the Contract features you select. For withdrawal values, the withdrawal charges are also reflected. Illustrations will not reflect the deduction of any Federal or state income tax or penalties.

The illustrations that are given to customers by Preferred Life are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in Appendix A to the SAI. This information is incorporated herein by reference.

9.DEATH BENEFIT
--------------------------------------------------------------------------------

UPON YOUR DEATH

If you die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected.

At the time of application, you must select one of the following death benefits:

o        Traditional Death Benefit
o        Enhanced Death Benefit

If you do not make a selection, the Traditional Death Benefit is the death benefit.

If the Contract is not owned by a natural person or a trust for the benefit of a natural person , then the death benefits are not available. In such a case, the death benefit will be the Contract Value determined as of the end of the business day all claim proofs and payment election forms are received at the USAllianz Service Center.

Once the Contact is issued, the selection of the death benefit cannot be changed. The mortality and expense risk charge is higher for the Enhanced Death Benefit. Please refer to the Contract and applicable endorsement in your Contract for specific terms and conditions of the death benefits.

TRADITIONAL DEATH BENEFIT - If you select the Traditional Death Benefit, we will pay your Beneficiary the greater of the following amounts.

o The Contract Value determined as of the end of the business day when all claim proofs and payment election forms are received by the Service Center; or

o The Purchase Payments you have made reduced by each withdrawal's percentage of the Contract Value withdrawn, including any applicable withdrawal charge assessed.

ENHANCED DEATH BENEFIT - If you select the Enhanced Death Benefit, we will pay your Beneficiary the greatest of the following amounts.

o The Contract Value determined as of the end of the business day when all claim proofs and payment election forms are received by the Service Center;

o The Purchase Payments you have made reduced by each withdrawal's percentage of the Contract Value withdrawn, including any applicable withdrawal charge assessed: or

o The maximum Contract Value on each Contract anniversary, until your 81st birthday or date of death increased by subsequent Purchase Payments and reduced by each withdrawal's percentage of the Contract Value withdrawn, including any applicable withdrawal charge assessed since that Contract anniversary.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk which will be borne by the Beneficiary.

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the death benefit. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses.

A Beneficiary must request the death benefit be paid under one of the death benefit options described below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York, or other governmental forms, are met, the payment will be made within 7 days unless the Suspension or Deferral of Payments Provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from the state of New York (when required).

OPTION A: lump sum payment of the death benefit. Preferred Life will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Preferred Life will assess the full contract maintenance charge to each Beneficiary on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The full contract maintenance charge will continue to be assessed to each Beneficiary's share pro rata over the payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Preferred Life.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you will become the Annuitant unless you designate another Annuitant within 30 days of the death of the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.

10.OTHER INFORMATION
--------------------------------------------------------------------------------

PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, New York 10019, was organized under the laws of the state of New York . Preferred Life offers annuities and group life, accident and health insurance and variable annuity products. Preferred Life is licensed to do business in 6 states, including New York and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Preferred Life established Preferred Life Variable Account C (Separate Account) under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Preferred Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

DISTRIBUTION

Our affiliate, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc, (NASD) More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 6% of Purchase Payments. Sometimes, Preferred Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments). Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment.

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker-dealers, the commission paid to the broker-dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional compensation to the broker-dealer and/or reimburse the broker-dealer for portions of Contract sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

Preferred Life may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Preferred Life or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Insurance Company .............................  2
Experts .......................................  2
Legal Opinions ................................  2
Distributor....................................  2
Reduction or Elimination of the
    Withdrawal Charge .........................  2
Calculation of Performance Data................  3
Illustrations.................................. 10
Federal Tax Status............................. 11
Annuity Provisions ............................ 18
Financial Statements .......................... 19
Appendix A - Illustrations..................... 20

PRIVACY NOTICE
--------------------------------------------------------------------------------

WE CARE ABOUT YOUR PRIVACY!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Preferred Life Insurance Company of New York, and their affiliated companies (herein referred to as "Preferred Life").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

NON-PUBLIC INFORMATION COLLECTED.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as purchase payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

NON-PUBLIC INFORMATION DISCLOSED.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Preferred Life insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

CONFIDENTIALITY AND SECURITY OF YOUR NON-PUBLIC PERSONAL INFORMATION.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Preferred Life insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.

INFORMATION ABOUT FORMER CUSTOMERS.

Non-public information about our former customers is maintained by Preferred Life on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

FURTHER INFORMATION.

o You have a right to access and request correction of your personal information that is recorded with Preferred Life.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

If you have any questions about our privacy policy, please write, call, or email:

Preferred Life Insurance Company of New York
152 West 57th Street, 18th Floor, New York, New York  10019
800/328-5600, www.allianzlife.com